UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21725
Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)
David J. Schulte, 10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)
Registrant's telephone number, including area code: 913-981-1020
Date of fiscal year end: November 30
Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record.
Company Name	Meeting Date	CUSIP	Ticker

Copano Energy, LLC	10/27/2005	2172O2100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. Class B Conversion and Issuance Proposal	Issuer
For	For	2. LTIP Amendment Proposal	Issuer

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Tortoise Energy Capital Corporation
By (Signature and Title)*	/s/ David J. Schulte
David J. Schulte, Chief Executive Officer and President
Date	August 30, 2006
* Print the name and title of each signing officer under his or her signature.